DEBT (Tables)	6 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
Schedule of assets pledged	Assets pledged

(in thousands of $)	2018	2017
Vessels and equipment, net,	2,525,495	2,341,069